Financial Instruments - Additional Information - Credit Agreement, Facilities Agreement and Financing Agreement (Detail) - USD ($) $ in Millions				12 Months Ended
	Jul. 31, 2023	Dec. 17, 2020	Nov. 04, 2019	Dec. 31, 2020	Dec. 31, 2019	Oct. 13, 2020	Apr. 02, 2019	Dec. 31, 2017	Jul. 19, 2017
Disclosure of detailed information about financial instruments [line items]
Long Term debt				$ 9,160.0	$ 9,303.0
Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Long Term debt				772.0
CEMEX Holdings Philippines, Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure				500.0	500.0
CEMEX Latam Holdings, S.A [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure				1,500.0	1,500.0
Acquisitions and investments in joint ventures				$ 400.0	$ 400.0
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate				2.50%	3.20%
Long Term debt				$ 329.0	$ 433.0
Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Interest rate				6.80%
Long Term debt				$ 334.0
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness				2,420.0	$ 2,897.0				$ 4,050.0
Revolving Credit Facility Amount Extended						$ 1.1	$ 1,060.0
Repurchase of Share Issuance Amount			$ 500.0
Allowance for disposals of non controlling interests per year			$ 100.0
Revolving Credit Facility Amount Extended Commitments				1.1
2017 Credit Agreement [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value of Debt Converted in to Other Currency				82.0
2017 Credit Agreement [member] | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Amortizing in Four Equal Payments	$ 313.0
Nominal value of Debt Converted in to Other Currency				$ 313.0
2014 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness								$ 3,680.0
Bottom of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate				1.65%
Bottom of range [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity date		2023
Long Term debt				$ 43.0
Bottom of range [member] | 2017 Credit Agreement [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity date				2022
Bottom of range [member] | 2017 Credit Agreement [member] | Later than six months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity date				2022
Top of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate				3.94%
Top of range [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity date		2025
Long Term debt				$ 93.0
Top of range [member] | 2017 Credit Agreement [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity date				2025
Top of range [member] | 2017 Credit Agreement [member] | Later than six months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity date				2023